TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
TAX EXPENSE
Schedule of tax (expense) benefit

	Year Ended December 31,
	2009	2010	2011
Current Tax	$(8.5)	$(64.2)	$(25.7)
Deferred Tax	6.0	40.4	72.9
	$(2.5)	$(23.8)	$47.2

Schedule of principal components of the deferred income tax assets and liabilities

	At December 31,
	2010	2011

Net loss carried forward	$28.7	$48.0
Accrued warranty costs	17.0	20.8
Depreciation of property, plant and equipment	3.3	8.5
Impairment of long-lived assets	14.1	16.9
Provision for inventories and purchase commitments	3.9	29.6
Provision for pension	1.3	0.2
Government grant	2.2	2.3
Pre-operating expense	0.1	0.1
Sales commission fee	1.1	3.0
Accrued other expenses	5.1	5.3
Unrealized investment gain	(4.7)	0.9
Accrued payroll	5.9	3.8
Intangible assets	(55.7)	(0.4)
Unrealized fair value adjustments	6.1	(5.4)
Others	2.4	2.2

Total deferred tax assets	30.8	135.8
Valuation allowance	(23.8)	(64.8)

Net deferred tax assets	$7.0	$71.0

Deferred tax assets/(liabilities) are analyzed as:
Current	$22.6	$21.4
Non-current	(15.6)	49.6

Total	$7.0	$71.0

Schedule of difference in effective income tax rate from the PRC enterprise income rate
	Year Ended December 31,
	2009	2010	2011
PRC enterprise income tax	25%	25%	25%
Effect of tax holiday and incentive	(11)%	(46)%	0%
Effect of tax in foreign jurisdiction	19%	96%	(17)%
Other expenses not deductible for tax purpose	5%	18%	(1)%
Other income not taxable	(2)%	(2)%	—
Tax exemption and tax relief granted to the Company	(34)%	(39)%	—
Deferred tax effect due to tax rate change	1%	(9)%	—
Valuation allowance	—	(7)%	(4)%
Others	—	—	1%
Effective income tax rate	3%	36%	4%

Schedule of the aggregate amount and per share effect of tax holidays

	Year Ended December 31,
	2009	2010	2011
The aggregate dollar effect	$31.9	$27.2	$(8.1)

Per share effect — basic	$0.19	$0.15	$(0.05)
Per share effect — diluted	$0.19	$0.15	$(0.05)